Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) [Member] Maximum [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] Maximum [Member]	Dec. 31, 2011 U.S. Drilling [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Carrying amount of interest rate swap agreements			$ 100,000	$ 100,000
Carrying value of assets	339,500,000	339,500,000			339,500,000
Fair value	169,500,000	169,500,000			169,500,000
Impairments and other charges	$ 170,000,000	$ 170,000,000			$ 170,000,000